FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Master Trust's Assets at Fair Value
The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value at December 31, 2025 (in thousands):

	Fair value	Level 1	Level 2
Investments in the Master Trust
Mutual funds	$188,455	$188,455
Common collective trusts	1,080,737		$1,080,737
Unisys Common Stock Fund	3,797	3,797
Total investments in the Master Trust at fair value	$1,272,989	$192,252	$1,080,737
The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value at December 31, 2024 (in thousands):

	Fair value	Level 1	Level 2
Investments in the Master Trust
Mutual funds	$499,377	$499,377
Common collective trusts	707,992		$707,992
Unisys Common Stock Fund	7,528	7,528
Total investments in the Master Trust at fair value	$1,214,897	$506,905	$707,992